COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
COMMON STOCK
NOTE 5 – COMMON STOCK

In January 2012 pursuant to a Stand-By Equity Distribution Agreement (the “SEDA”) with YA Global Master SPV Ltd. (“YA”), the Company sold 25,063 shares of Common Stock to YA for proceeds of $40,000 (See Note 8 under “Equity Financing Agreement”).

In January 2012, the Company paid a consultant for services rendered by issuing such consultant 1,994 restricted shares of Common Stock valued at $3,250.

In January 2012, the Company paid its investor relations vendor for services rendered by issuing such vendor 15,000 restricted shares of Common Stock valued at $15,000.

In February 2012 pursuant to the SEDA, the Company sold 17,705 shares of Common Stock to YA for proceeds of $25,000 (See Note 8 under “Equity Financing Agreement”).

In March 2012 pursuant to the SEDA, the Company sold 25,712 shares of Common Stock to YA for proceeds of $25,000 (See Note 8 under “Equity Financing Agreement”).

In March 2012 pursuant to a rights offering, the Company sold 1,014,032 shares of Common Stock to its shareholders for proceeds of $1,267,540. The Company conducted the rights offering between February 24, 2012 and March 30, 2012 for the sole benefit of its shareholders of record as of February 24, 2012. The rights offering entitled such record shareholders to subscribe for up to 3,181,837 shares of the Company’s Common Stock at a subscription price of $1.25 per share of which subscriptions for 1,014,032 shares were received by the Company. Of the $1,267,540 of proceeds from the rights offering, $731,639 (representing 585,311 shares) was collected in cash and $535,901 (representing 428,721 shares) was satisfied through the reduction of Company debt (including $506,750 of such debt due to Company officers and directors).

In May 2012, the Company contributed an aggregate of 50,834 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three such eligible employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing bid price of the Common Stock on the date of contribution.

On January 16, 2013, the Company paid its investor relations vendor for previously rendered and future services by issuing such vendor 107,500 restricted shares of Common Stock (the “IR Shares”) valued at $163,078 (the “IR Payment”). The Company committed to issue the IR Shares on December 14, 2012 and the valuation of the IR Shares is based on the $1.85 closing bid price of the Common Stock on such commitment date less an 18% restricted stock discount calculated using the Finnerty Method. At December 31, 2012, $11,377 of the IR Payment was expensed and $151,700 was included in prepaid expenses. $140,323 of the prepaid expenses were expensed during the first six months of 2013. (See Note 3).

On January 15, 2013 pursuant to a resolution of the Board of Directors, the Company committed to contribute an aggregate of 55,253 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three such eligible employees are directors of the Company and all three are officers of the Company). Such shares were issued on April 30, 2013 and the $76,250 valuation is based on the $1.38 closing bid price of the Common Stock on the January 15, 2013 commitment date.

On February 20, 2013, the Company sold 100,000 restricted shares of its Common Stock to a non-U.S. corporation which is an accredited investor for proceeds of $125,000.

In May 2013, the Company sold an aggregate of 33,889 restricted shares of its Common Stock to two accredited investors for aggregate proceeds of $35,000.

In May and June 2013 pursuant to the SEDA, the Company sold an aggregate of 103,521 shares of Common Stock to YA for proceeds of $145,000 (See Note 8 under “Equity Finance Agreement”).

NOTE 5 – COMMON STOCK

In January 2011, the Company issued and contributed a total of 51,784 restricted shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $72,500 valuation is based on the $1.40 closing bid price of the free trading Common Stock on the date of contribution.

From January 2011 to June 2011 the Company issued and sold a total of 193,442 shares of Common Stock for proceeds of $165,000 under the SEDA with YA. (See Note 8 under “Equity Financing Agreements”).

From January to September of 2011, the Company sold to accredited investors a total of 130,438 restricted shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 restricted shares of Common Stock to a consultant for services rendered valued at $6,750.

In May and June 2011, the Company issued a total of 244,216 restricted shares of Common Stock to YA Ltd. in satisfaction of $300,000 of commitment fees due in connection with the New SEDA (See Note 8 under “Equity Financing Agreements”).

From August to December 2011, the Company issued and sold a total of 111,175 shares of Common Stock for proceeds of $230,000 under the New SEDA with YA Ltd. (See Note 8 under “Equity Financing Agreements”).

On August 29, 2011, as discussed in Note 8 under “Employment Agreements”, the Company issued an aggregate of 150,000 shares of Common Stock to its president and secretary pursuant to the exercise by them at $1.25 per share of an aggregate of 150,000 stock options granted to them in 2001. The $187,500 aggregate exercise amount was satisfied by a $187,500 reduction in accrued payroll due to these two officers.

On December 8, 2011, the Company issued a total of 215,000 restricted shares of Common Stock to six non-U.S. consultants for services rendered valued at a total of $299,710. The $299,710 valuation is based on the $1.70 closing bid price of the free trading Common Stock on the December 8, 2011 date of grant less an 18% restricted stock discount (which was calculated using the Finnerty Method).

In January 2012, the Company issued and sold a total of 25,063 shares of Common Stock for proceeds of $40,000 under the Second SEDA with YA Ltd. (See Note 8 under “Equity Financing Agreements”).

In January 2012, the Company issued 1,994 restricted shares of Common Stock to a consultant for services rendered valued at $3,250.

In January 2012, the Company issued 15,000 restricted shares of Common Stock to an investor relations consultant for services rendered valued at $15,000.

In February 2012, the Company issued and sold a total of 17,705 shares of Common Stock for proceeds of $25,000 under the Second SEDA with YA Ltd. (See Note 8 under “Equity Financing Agreements”).

In March 2012, the Company issued and sold a total of 25,712 shares of Common Stock for proceeds of $25,000 under the Second SEDA with YA Ltd.  (See Note 8 under “Equity Financing Agreements”).

In March 2012, pursuant to a rights offering, the Company issued and sold a total of 1,014,032 shares of Common Stock to its shareholders for proceeds of $1,267,540. The Company conducted a rights offering between February 24, 2012 and March 30, 2012 for the sole benefit of its shareholders. The rights offering entitled shareholders to subscribe for up to 3,181,837 shares of the Company’s common stock at a subscription price of $1.25 per share. A total of 1,014,032 shares were subscribed for in the rights offering. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

In May 2012, the Company issued and contributed a total of 50,834 restricted shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing bid price of the free trading Common Stock on the date of contribution.

On December 14, 2012, the Company committed to issue 107,500 shares of restricted stock (which were issued January 16, 2013) to an investor relations consultant for services rendered valued at $163,077. The $163,077 valuation is based on the $1.85 closing bid price of the free trading common stock on the December 14, 2012 commitment date less an 18% restricted stock discount (which was calculated using the Finnerty Method). As discussed in Note 3, $151,700 is included in prepaid expenses and other current assets at December 31, 2012 which will be amortized as investor relations expense in 2013 and $11,377 representing 2012 services has been expensed as investor relations expense in 2012.